Games Development Costs - Schedule of Games Development Costs (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule Of Games Development Costs Abstract
Games development costs	$ 14,504,000	$ 1,850,000	$ 8,190,000
Less: Impairment on the prepayment	(4,312,000)	(550,000)	0
Games development costs, net	$ 10,192,000	$ 1,300,000	$ 8,190,000